CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expenses
Wages and salaries	$ 266,893,173	$ 277,271,540	$ 225,883,645
Employee benefits	83,260,379	71,566,763	53,340,673
Severance benefits	6,290,886	6,052,239	4,163,608
Other personnel expenses	22,037,675	21,305,979	18,134,494
Total	$ 378,482,113	$ 376,196,521	$ 301,522,420